Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

August 8, 2005

Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549-6010

Re:   MailTec, Inc.

Dear Sir or Madam:

I am securities counsel for the above corporation. On behalf of the company, I have filed the Form SB-2 and required exhibits. The filing fee has been sent via fedwire.

As soon as available, please forward the comment letter to me via facsimile at 303-220-9902.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require further information or clarification.

Very truly yours,


/s/Jody M. Walker
-----------------------
Jody M. Walker, Attorney At Law




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